Acquisition of Businesses - Consideration for the acquisition (Details) kr in Millions, $ in Millions			6 Months Ended
	May 21, 2024 DKK (kr) item	May 21, 2024 USD ($) item	Jun. 30, 2024 DKK (kr)	May 21, 2024 USD ($)
Acquisition of Businesses
Cash used for acquisition of business			kr 12,246
ProfoundBio
Acquisition of Businesses
Number of candidates | item	3	3
Cash paid for outstanding shares	kr 11,798			$ 1,718
Cash payment to holders of outstanding equity awards for settlement of such vested and non-vested awards	1,368			199
Cash for equity compensation attributable to pre-combination service	1,289			187
Cash payment related to the portion of awards with future vesting conditions			kr 79
Total consideration	13,087			1,905
Cash acquired	(841)			$ (122)
Cash used for acquisition of business	kr 12,246	$ 1,783